Intangible Assets, Net - Summary of Estimated Amortization Expense Relating to Existing Intangible Assets (Details) - Dec. 31, 2021 - Intangible Assets Excluding Licensed Copyrights
¥ in Thousands, $ in Thousands
	CNY (¥)	USD ($)
Finite Lived Intangible Assets [Line Items]
Within 1 year	¥ 144,108	$ 22,614
Between 1 and 2 years	99,893	15,675
Between 2 and 3 years	75,453	11,840
Between 3 and 4 years	70,132	11,005
Between 4 and 5 years	¥ 58,590	$ 9,194